SCHEDULE OF DISCONTINUED OPERATIONS (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Revenue			$ 7,350	¥ 52,182	¥ 47,221
Cost of revenue			(3,714)	(26,364)	(23,170)
Gross profit			3,636	25,818	24,051
Selling and distribution expenses			(897)	(6,368)	(2,378)
Administrative expenses			(2,018)	(14,322)	(33,756)
Other income, net			1,546	10,972	2,616
Financial income, net			104	740	624
Loss before tax from discontinued operations			2,371	16,840	(8,843)
Income tax profit			132	934	2,623
Net loss for the year from discontinued operations			2,503	17,774	(6,220)
Comprehensive income for the year from discontinued operations			$ 2,503	¥ 17,774	¥ (6,220)